Share-based compensation - Range of Exercise Price (Details)	12 Months Ended
	Oct. 31, 2025 shares $ / shares	Oct. 31, 2024 shares $ / shares	Oct. 31, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding (in shares) | shares	2,503,457	3,080,452	4,590,980
Weighted average exercise price outstanding options (in dollars per share)	$ 2.76	$ 2.97	$ 3.94
Number of options exercisable (in shares) | shares	2,212,582	1,693,346
Weighted average exercise price of exercisable options (in dollars per share)	$ 2.70	$ 3.19
Total Of Ranges
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding (in shares) | shares	2,503,457
Weighted average remaining life of outstanding options	1 year 29 days
Weighted average exercise price outstanding options (in dollars per share)	$ 2.76
Number of options exercisable (in shares) | shares	2,212,582
Weighted average exercise price of exercisable options (in dollars per share)	$ 2.70
Total Of Ranges | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise price (in dollars per share)	1.53
Total Of Ranges | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise price (in dollars per share)	$ 4.16
Range of exercise price, one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding (in shares) | shares	148,750
Weighted average remaining life of outstanding options	3 months 10 days
Weighted average exercise price outstanding options (in dollars per share)	$ 1.90
Number of options exercisable (in shares) | shares	148,750
Weighted average exercise price of exercisable options (in dollars per share)	$ 1.90
Range of exercise price, one | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise price (in dollars per share)	1.53
Range of exercise price, one | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise price (in dollars per share)	$ 2.46
Range of exercise price, two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding (in shares) | shares	2,052,957
Weighted average remaining life of outstanding options	11 months 8 days
Weighted average exercise price outstanding options (in dollars per share)	$ 2.74
Number of options exercisable (in shares) | shares	2,009,207
Weighted average exercise price of exercisable options (in dollars per share)	$ 2.74
Range of exercise price, two | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise price (in dollars per share)	2.47
Range of exercise price, two | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise price (in dollars per share)	$ 2.75
Range of exercise price, three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding (in shares) | shares	301,750
Weighted average remaining life of outstanding options	2 years 4 months 20 days
Weighted average exercise price outstanding options (in dollars per share)	$ 3.66
Number of options exercisable (in shares) | shares	54,625
Weighted average exercise price of exercisable options (in dollars per share)	$ 4.80
Range of exercise price, three | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise price (in dollars per share)	2.76
Range of exercise price, three | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise price (in dollars per share)	$ 4.16